CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Total	Bellridge Convertible Note	Global Ichiban Convertible Note	Nanyang Convertible Note	Crowdex Convertible Note	Preferred Stock Series A Preferred Stock	Preferred Stock Series 1A Preferred Stock	Common Stock	Common Stock Bellridge Convertible Note	Common Stock Global Ichiban Convertible Note	Common Stock Nanyang Convertible Note	Common Stock Crowdex Convertible Note	Additional Paid-in Capital	Additional Paid-in Capital Bellridge Convertible Note	Additional Paid-in Capital Global Ichiban Convertible Note	Additional Paid-in Capital Nanyang Convertible Note	Additional Paid-in Capital Crowdex Convertible Note	Retained Earnings
Beginning balance at Dec. 31, 2019	$ (25,106,781)					$ 5		$ 99					$ 398,293,344					$ (423,400,229)
Beginning balance (in shares) at Dec. 31, 2019						48,100		991,143
Interest Expense paid with Common Stock	2,132												2,132
Interest Expense paid with Common Stock								4,266
Proceeds from issuance of Series 1A Preferred Stock	1,300,000												1,300,000
Proceeds from issuance of Series 1A Preferred Stock (in shares)							1,300
Loss on Extinguishment of Liabilities	150,000												150,000
Conversion of shares	1,200,000	$ 45,000	$ 600,002					$ 240	$ 9	$ 18			1,199,760	$ 44,991	$ 599,984
Conversion of shares (in shares)								2,400,000	90,000	174,419
Net Income	1,617,444																	1,617,444
Ending balance at Dec. 31, 2020	(20,192,203)					$ 5		$ 366					401,590,211					(421,782,785)
Beginning balance (in shares) at Dec. 31, 2020						48,100	1,300	3,659,828
Proceeds from issuance of Series 1A Preferred Stock	2,500,000												2,500,000
Proceeds from issuance of Series 1A Preferred Stock (in shares)							2,500
Proceeds from issuance ofCommon Stock	13,000,000							$ 15					12,999,985
Proceeds from issuance ofCommon Stock								148,334
Loss on Extinguishment of Liabilities	1,686,079												1,686,079
Conversion of shares			$ 5,800,000	$ 100,000	$ 272,521			$ 20		$ 3	$ 20	$ 55	(20)		$ 5,799,997	$ 99,980	$ 272,466
Conversion of shares (in shares)							(100)	200,000		33,600	200,000	545,042
Net Income	(6,000,003)																	(6,000,003)
Ending balance at Dec. 31, 2021	$ (2,833,606)					$ 5		$ 479					$ 424,948,698					$ (427,782,788)
Beginning balance (in shares) at Dec. 31, 2021						48,100	3,700	4,786,804